Statement of Stockholders' Equity (Deficiency) - USD ($)	Total	Preferred Stock - Series C	Preferred Stock - Series D	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accum OCI (Loss)
Beginning Balance at Dec. 31, 2012	$ (1,457,650)	$ 1		$ 602	$ (1,033)	$ 13,141,489	$ (14,587,914)	$ (10,795)
Beginning Balance at Dec. 31, 2012		39.3		6,020,555	(68,889)
Issuance of stock for board and consulting fees	$ 288,437			$ 13		288,424
Issuance of stock for board and consulting fees, shares				136,449
Common stock issuance for conversion of preferred shares and warrants				$ 34		(34)
Common stock issuance for conversion of preferred shares and warrants, Shares		(38)		342,974
Common stock issuance for warrant exercises	$ 332,836			$ 26		$ 332,810
Common stock issuance for warrant exercises, Shares				257,181
Common stock issuance for split round-up, shares				66
Return of equity into Treasury Stock
Return of equity into Treasury Stock, Shares					(34,445)
Accumulated Comprehensive Loss	$ (34,375)							$ (34,375)
Net loss	(2,444,491)						$ (2,444,491)
Ending Balance at Dec. 31, 2013	(3,315,243)	$ 1		$ 675	$ (1,033)	$ 13,762,689	$ (17,032,405)	$ (45,170)
Ending Balance at Dec. 31, 2013		1		6,757,225	(103,334)
Issuance of stock for board and consulting fees	292,520			$ 13		292,507
Issuance of stock for board and consulting fees, shares				131,505
Share-based compensation for consulting services	5,522					5,522
Issuances of shares and warrants pursuant to offering	3,387,724			$ 278		3,387,446
Issuances of shares and warrants pursuant to offering, Shares				2,777,808
Preferred shares issued in exchange for debt	3,037,626		$ 24			3,037,602
Preferred shares issued in exchange for debt, Shares			235,559
Revaluation of warrants on extension	146,488					146,488
Common stock issuance for conversion of preferred shares and warrants	(162,017)	$ (1)		$ 42		(162,059)
Common stock issuance for conversion of preferred shares and warrants, Shares				420,838
Common stock issuance for accrued consulting fees	1,097,645			$ 79		1,097,566
Common stock issuance for accrued consulting fees, shares				792,523
Reclassification of derivative liability to equity	2,336,032					$ 2,336,032
Accumulated Comprehensive Loss	112,318							$ 112,318
Net loss	(4,049,713)						$ (4,049,713)
Ending Balance at Dec. 31, 2014	2,888,902		$ 24	$ 1,088	$ (1,033)	$ 23,903,793	$ (21,082,118)	$ 67,148
Ending Balance at Dec. 31, 2014		1	235,559	10,879,899	(103,334)
Net loss	(724,180)
Ending Balance at Mar. 31, 2015	$ 2,356,691